Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 05, 2016
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD),

iShares 20+ Year Treasury Bond ETF (TLT),

iShares Asia 50 ETF (AIA),

iShares Core MSCI Total International Stock ETF (IXUS),

iShares Global Infrastructure ETF (IGF),

iShares Morningstar Mid-Cap Value ETF (JKI),

iShares MSCI Brazil Small-Cap ETF (EWZS),

iShares MSCI China ETF (MCHI),

iShares MSCI EAFE Small-Cap ETF (SCZ) and

iShares MSCI New Zealand Capped ETF (ENZL)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 0-5 Year Investment Grade Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 0-5 Year Investment Grade Corporate Bond ETF (SLQD)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares 20+ Year Treasury Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares 20+ Year Treasury Bond ETF (TLT)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Asia 50 ETF (AIA)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Core MSCI Total International Stock ETF (IXUS)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Global Infrastructure ETF (IGF)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares Morningstar Mid-Cap Value ETF (JKI)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI Brazil Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI Brazil Small-Cap ETF (EWZS)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI China ETF (MCHI)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI EAFE Small-Cap ETF (SCZ)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares MSCI New Zealand Capped ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock
iShares®

iShares Trust

Supplement dated January 5, 2016

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information (“SAI”s) for the

iShares MSCI New Zealand Capped ETF (ENZL)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for each Fund.

Effective on or around February 2, 2016, the iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares Asia 50 ETF, iShares Core MSCI Total International Stock ETF, iShares Global Infrastructure ETF, iShares Morningstar Mid-Cap Value ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI EAFE Small-Cap ETF and iShares MSCI New Zealand Capped ETF will transfer their primary listings to The NASDAQ Stock Market and will no longer be listed on the NYSE Arca, Inc. Also effective as of such date, all references in such Funds’ Summary Prospectuses, Prospectuses and SAIs to NYSE Arca, Inc. and NYSE Arca specific to the listing exchange for the Funds are hereby changed to The NASDAQ Stock Market and NASDAQ, respectively.

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.